Disposal of a Subsidiary (Details)					6 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Aug. 03, 2020 USD ($)	Aug. 03, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 16, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disposal of a Subsidiary (Details) [Line Items]
Cash consideration					$ (223,557)
Percentage of consolidated net assets								0.20%
Net assets								$ 113,117
Gain on disposal of a subsidiary					$ 400,587
Discontinued Operations [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Wuhan BaiJiaYun [Member]
Disposal of a Subsidiary (Details) [Line Items]
Percentage of owner ships	100.00%	100.00%
Chengdu BaiJiaYun [Member] | Discontinued Operations [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Disposal of a Subsidiary (Details) [Line Items]
Percentage of equity interest agreed to transfer			100.00%	100.00%
Cash consideration			$ 148,442	¥ 983,000
Net loss						$ 261,559
Percentage of consolidated net assets								6.40%
Adjustment of additional paid in capital on disposal of discontinued operation							$ 113,117
Chengdu BaiJiaYun [Member] | Discontinued Operations [Member] | Variable Interest Entity, Primary Beneficiary [Member] | BaiJiaYun [Member]
Disposal of a Subsidiary (Details) [Line Items]
Percentage of owner ships						100.00%
Wuhan BaiJiaYun [Member] | Discontinued Operations [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Disposal of a Subsidiary (Details) [Line Items]
Cash consideration	$ 260,975	¥ 1,800,000